Segment Information: (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating segments:
Aeronautical revenue	$ 5,412,418	$ 9,596,975	$ 8,942,910
Non aeronautical services revenue	3,555,227	5,988,470	5,531,557
Construction services (Note 3.1.3)	3,657,086	1,236,193	935,774
Total	12,624,731	16,821,638	15,410,241
Operating profit	3,276,176	8,481,295	7,778,969
Total assets	60,411,211	57,515,881
Total liabilities	18,718,005	18,744,704
Exchange rate translation from non-current assets (***)	800,638	(588,575)	116,059
Amortization and depreciation	(1,934,766)	(1,836,897)	(1,760,741)
Operating segments
Operating segments:
Aeronautical revenue	5,412,418	9,596,975	8,942,910
Non aeronautical services revenue	3,555,227	5,988,470	5,531,557
Construction services (Note 3.1.3)	3,657,086		935,774
Operating profit	3,276,176	8,481,294	7,778,969
Non-current assets	52,695,162	49,670,025	50,180,909
Total assets	60,411,211	57,515,881	56,181,821
Total liabilities	18,718,005	18,744,704	19,500,432
Improvements to assets under concession and acquisition of furniture and equipment in the period	3,328,560	2,614,864	1,636,325
Amortization and depreciation	(1,934,766)	(1,836,897)	(1,760,741)
Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	4,115,664	8,255,982	7,687,328
Non aeronautical services revenue	461,502	895,591	621,850
Total	4,577,166	9,151,573	8,309,178
Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	2,718,752	1,340,993	1,209,661
Non aeronautical services revenue	3,093,725	5,092,879	4,477,678
Construction services (Note 3.1.3)	3,657,086	1,236,193	935,774
Total	8,047,565	7,670,065	6,623,114
Aeropuerto de Cancun | Operating segments
Operating segments:
Aeronautical revenue	2,218,230	4,550,164	4,428,546
Non aeronautical services revenue	2,252,157	4,024,354	3,831,325
Construction services (Note 3.1.3)	1,855,747	249,127	205,834
Operating profit	2,079,965	5,355,787	5,206,971
Non-current assets	18,899,582	17,533,430	16,927,804
Total assets	22,406,388	21,463,802	19,002,035
Total liabilities	5,557,692	5,383,343	4,528,342
Improvements to assets under concession and acquisition of furniture and equipment in the period	1,720,381	1,076,257	364,795
Amortization and depreciation	(487,333)	(463,988)	(455,003)
Aeropuerto de Cancun | Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	1,888,076	3,933,693	3,846,184
Non aeronautical services revenue	319,367	662,485	621,850
Total	2,207,443	4,596,178	4,468,034
Aeropuerto de Cancun | Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	330,154	616,471	543,282
Non aeronautical services revenue	1,932,790	3,361,869	2,888,043
Construction services (Note 3.1.3)	1,855,747	249,127	205,834
Total	4,118,691	4,227,467	3,637,160
Aerostar | Operating segments
Operating segments:
Aeronautical revenue	1,808,102	1,870,428	1,700,859
Non aeronautical services revenue	740,450	1,100,573	964,404
Construction services (Note 3.1.3)	353,686	335,148	360,004
Operating profit	923,518	1,068,148	882,381
Non-current assets	20,229,990	19,454,107	20,515,694
Total assets	21,630,906	20,468,947	21,607,145
Total liabilities	8,934,439	8,807,985	10,040,600
Improvements to assets under concession and acquisition of furniture and equipment in the period	400,500	376,649	772,009
Amortization and depreciation	(746,524)	(659,873)	(632,236)
Aerostar | Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	953,715	1,369,066	1,245,320
Non aeronautical services revenue	142,135	233,106
Total	1,095,850	1,602,172	1,245,320
Aerostar | Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	854,387	501,362	455,539
Non aeronautical services revenue	598,315	867,467	954,626
Construction services (Note 3.1.3)	353,686	335,148	360,004
Total	1,806,388	1,703,977	1,770,169
Airplan | Operating segments
Operating segments:
Aeronautical revenue	488,981	1,391,657	1,276,506
Non aeronautical services revenue	296,961	507,076	396,834
Construction services (Note 3.1.3)	6,918	175,998	312,375
Operating profit	(242,234)	441,413	239,893
Non-current assets	5,604,037	5,836,603	6,592,640
Total assets	6,090,371	6,573,460	6,905,451
Total liabilities	3,826,600	4,161,205	4,575,476
Improvements to assets under concession and acquisition of furniture and equipment in the period	6,918	176,335	415,042
Amortization and depreciation	(461,563)	(482,130)	(452,364)
Airplan | Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	459,655	1,322,648	1,200,941
Total	459,655	1,322,648	1,200,941
Airplan | Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	29,326	69,009	75,565
Non aeronautical services revenue	296,961	507,076	395,410
Construction services (Note 3.1.3)	6,918	175,998	312,375
Total	333,205	752,083	783,350
Merida | Operating segments
Operating segments:
Aeronautical revenue	281,659	579,727	469,879
Non aeronautical services revenue	90,431	129,527	117,277
Construction services (Note 3.1.3)	728,718	134,104	4,831
Operating profit	95,167	384,115	297,468
Non-current assets	2,426,454	1,780,146	1,454,497
Total assets	2,913,304	1,981,396	1,857,958
Total liabilities	49,910	(27,836)	(25,257)
Improvements to assets under concession and acquisition of furniture and equipment in the period	570,940	407,684	7,116
Amortization and depreciation	(49,427)	(48,371)	(47,803)
Merida | Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	254,210	530,736	426,070
Total	254,210	530,736	426,070
Merida | Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	27,449	48,991	41,179
Non aeronautical services revenue	90,431	129,527	57,554
Construction services (Note 3.1.3)	728,718	134,104	4,831
Total	846,598	312,622	103,564
Villahermosa | Operating segments
Operating segments:
Aeronautical revenue	132,751	251,468	201,502
Non aeronautical services revenue	42,103	58,270	59,822
Construction services (Note 3.1.3)	154,155	57,225	15,604
Operating profit	40,020	152,041	113,038
Non-current assets	1,097,864	1,003,909	921,162
Total assets	1,345,826	1,301,195	1,241,529
Total liabilities	78,198	78,227	79,070
Improvements to assets under concession and acquisition of furniture and equipment in the period	118,736	117,405	12,671
Amortization and depreciation	(31,897)	(30,693)	(30,147)
Villahermosa | Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	120,688	229,217	180,407
Total	120,688	229,217	180,407
Villahermosa | Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	12,063	22,251	21,027
Non aeronautical services revenue	42,103	58,270	39,395
Construction services (Note 3.1.3)	154,155	57,225	15,604
Total	208,321	137,746	76,027
Holding & service | Operating segments
Operating segments:
Non aeronautical services revenue	1,265,920	1,748,731	1,684,204
Construction services (Note 3.1.3)		284,591
Operating profit	327,631	585,440	605,860
Non-current assets	33,164,914	30,598,817	28,789,664
Total assets	33,834,595	31,343,675	29,525,000
Total liabilities	184,800	244,152	205,077
Amortization and depreciation	(6,976)	(7,194)	(640)
Holding & service | Operating segments | Transferred over a period time:
Operating segments:
Non aeronautical services revenue	1,265,920	1,748,731	1,684,204
Total	1,265,920	1,748,731	1,684,204
Other | Operating segments
Operating segments:
Aeronautical revenue	482,695	953,531	865,618
Non aeronautical services revenue	133,496	169,120	162,345
Construction services (Note 3.1.3)	557,862		37,126
Operating profit	52,109	494,350	433,358
Non-current assets	5,029,721	4,628,280	4,314,529
Total assets	5,947,221	5,548,880	5,377,784
Total liabilities	86,366	97,834	97,124
Improvements to assets under concession and acquisition of furniture and equipment in the period	511,085	460,534	64,692
Amortization and depreciation	(151,046)	(144,648)	(142,548)
Other | Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	439,320	870,622	788,406
Total	439,320	870,622	788,406
Other | Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	43,375	82,909	73,068
Non aeronautical services revenue	133,496	169,120	143,100
Construction services (Note 3.1.3)	557,862	284,591	37,126
Total	734,733	536,620	253,294
Consolidation adjustments | Operating segments
Operating segments:
Non aeronautical services revenue	(1,266,291)	(1,749,181)	(1,684,654)
Construction services (Note 3.1.3)		1,236,193
Non-current assets	(33,757,400)	(31,165,267)	(29,335,081)
Total assets	(33,757,400)	(31,165,474)	(29,335,081)
Total liabilities		(206)
Consolidation adjustments | Operating segments | Transferred over a period time:
Operating segments:
Non aeronautical services revenue	(1,266,291)	(1,749,181)	(1,684,654)
Total	$ (1,266,291)	$ (1,749,181)	$ (1,684,654)